Share Capital, Capital Reserve and Treasury Shares	12 Months Ended
Dec. 31, 2024
Share Capital, Capital Reserve and Treasury Shares [Abstract]
SHARE CAPITAL, CAPITAL RESERVE AND TREASURY SHARES
26.	SHARE CAPITAL, CAPITAL RESERVE AND TREASURY SHARES

Each Class A ordinary share shall entitle the holder thereof to one vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share shall entitle the holder thereof to twenty votes on all matters subject to vote at general meetings of the Company. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Each Class A ordinary share is not convertible into Class B ordinary shares under any circumstances. Except for the voting rights and the conversion rights, the Class A ordinary shares and the Class B ordinary shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

		Numbers of shares
	Notes	Class A ordinary shares	Class B ordinary shares	Class B treasury shares
As of January 1, 2023		144,077,211	131,739,722	101,787,257
Issued during the year	(i), (ii)	98,688,525	—	—
Re-issue of treasury shares	(iii)	—	30,875,576	(30,875,576)
Repurchase of ordinary shares	(iv)	—	(4,773,270)	4,773,270

As of December 31, 2023		242,765,736	157,842,028	75,684,951
Issued during the year	(v)	12,157,782	—	—
As of December 31, 2024		254,923,518	157,842,028	75,684,951

Notes:

(i)	In April 2023, the Company issued 90,000,000 Class A shares to the private investors at US$1.04 per share.

(ii)	During the year ended December 31, 2023, the Company acquired 100% of The Art Newspaper SA with part of purchase consideration settling by issuing 8,688,525 Class A shares to the selling shareholders with fair value of US$5,607. Details on Note 32 (a)(ii).

(iii)	In February 2023, the Company acquired WME Assets and the transaction was settled by 30,875,576 Class B treasury shares of the Company reissued at US$8.68 per share of the Company.

(iv)	On December 31, 2023, the Company repurchased 4,773,270, Class B ordinary shares from the immediate holding company, amounting to US$40,000.

(v)	During the year ended December 31, 2024, the Company issued 12,157,782 Class A shares at a consideration of US$20,000.